Summary of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Surplus (deficit) in plan [abstract]
Number of Options, Beginning | shares	42,030	43,455	20,256
Weighted average exercise price, beginning | $ / shares	$ 20.05	$ 21.95	$ 36.43
Number of Options, Granted | shares	14,000	2,000	23,200
Weighted average exercise price, granted | $ / shares	$ 3.75	$ 8.88	$ 10.51
Number of Options, Expired | shares	(2,630)	(525)	(1)
Weighted average exercise price, expired | $ / shares	$ 86.37	$ 165.08	$ 14,000.00
Number of Options, Canceled/Forfeited | shares		(2,900)
Weighted average exercise price, canceled/forfeited | $ / shares		$ 14.49
Number of Options, Ending | shares	53,400	42,030	43,455
Weighted average exercise price, ending | $ / shares	$ 12.51	$ 20.05	$ 21.95